Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.7%)
California (99.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	1.100%	3/5/2026	1,620	1,620
	ABC Unified School District GO	3.000%	8/1/2040	2,000	1,865
	ABC Unified School District GO	3.000%	8/1/2044	12,085	10,497
	Acalanes Union High School District GO	6.350%	8/1/2039	10,000	11,191
	Acalanes Union High School District GO	6.550%	8/1/2039	4,500	5,065
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	3,300	3,423
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,030	1,030
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,550	3,595
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	1,000	1,005
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,060	1,073
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	7,700	7,782
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2026	465	468
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,164
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/2033	1,000	1,009
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,290	1,549
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2036	1,365	1,659
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,135	1,365
	Alameda County CA Unified School District GO	4.000%	8/1/2052	6,930	6,630
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,626
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	2,240	2,417
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	850	824
[2]	Alhambra Unified School District GO	0.000%	8/1/2042	2,250	1,216
[4]	Alisal Union School District GO	5.250%	8/1/2042	1,500	1,546
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	500	554
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	600	661
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,094
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,300	1,416
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,063
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,158
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,229
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	2,525	2,686
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	3,000	3,171
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	1,500	1,554
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	400	414
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	340	375
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	285	311
	Antelope Valley Community College District GO	3.000%	8/1/2050	3,000	2,314
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,870
[2]	Antioch Unified School District GO	4.000%	8/1/2054	7,875	7,474
	Arcadia CA Unified School District GO	4.000%	8/1/2047	3,255	3,245
	Arcadia CA Unified School District GO	4.000%	8/1/2048	3,625	3,597
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	565	570
[3]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	2,240	2,786
[3]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	1,260	1,568
[3]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	1,530	1,894
[3]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	1,220	1,496
[3]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	1,010	1,232
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	8,950	9,544
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	16,705	12,527
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	20,000	13,259
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	4,750	4,666
[3]	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	4,950	5,809
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2045	19,895	19,894
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	22,700	22,700
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	9,795	9,795
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	67,280	67,280
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.400%	3/2/2026	11,080	11,080
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.570%	3/2/2026	3,445	3,445
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.130%	4/1/2036	1,250	1,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkeley CA GO	2.000%	9/1/2041	140	106
	Berkeley CA Unified School District GO	2.000%	8/1/2039	530	437
	Berkeley CA Unified School District GO	2.000%	8/1/2040	440	352
	Berryessa Union School District GO	5.000%	8/1/2040	1,270	1,293
	Beverly Hills CA Unified School District GO	3.000%	8/1/2040	3,155	3,042
	Beverly Hills CA Unified School District GO	3.000%	8/1/2041	2,000	1,873
	Brentwood Union School District GO	5.250%	8/1/2052	3,000	3,180
	Buena Park School District GO	5.000%	8/1/2043	970	1,094
	Buena Park School District GO	5.000%	8/1/2044	1,095	1,221
	Buena Park School District GO	5.000%	8/1/2045	355	391
	Burlingame School District GO	3.000%	8/1/2042	2,000	1,824
	Butte-Glenn Community College District GO	3.000%	8/1/2044	455	385
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	19,460	21,535
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	18,865	21,245
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	15,000	16,346
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	61,940	63,131
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	24,255	25,807
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	24,580	26,139
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	24,580	26,508
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	5,715	6,281
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	14,675	15,871
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,115	15,388
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	30,425
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	21,270	23,011
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	28,635	30,259
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	39,615	44,192
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	11,340	12,303
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	35,840	36,691
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	48,175	51,324
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	10,000	10,389
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	10,275	11,279
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	27,470	29,266
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	16,090	17,237
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	5,750	6,440
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	8,480	9,419
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	13,000	14,425
[1,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	1.650%	3/2/2026	1,165	1,165
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,865	1,498
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,250	2,595
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,000	2,545
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	885	936
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,710	1,715
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,500	4,006
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	1,002
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	23,195	4,980
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	8,000	8,822
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2048	8,715	9,543
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	3,600	3,862
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2033	250	262
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2038	2,250	2,322
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	1,780	1,800
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	14,000	17,224
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,000	1,101
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	745	756
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2045	1,000	1,001
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	6,680	7,880
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	8,505	9,859
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/2050	2,380	2,087
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	250	164
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	4,685	5,393
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	16,020	15,945
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	25,000	26,536
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	2,500	2,643
[6]	California Educational Facilities Authority Revenue TOB VRDO	1.800%	3/2/2026	3,600	3,601
[1,6]	California Educational Facilities Authority Revenue TOB VRDO	2.000%	3/2/2026	13,060	13,060
[6]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	2,000	1,847
[6]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/2064	3,800	3,672
[6]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2064	4,270	4,132
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	12,500	12,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	15,085	16,168
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	39,215	42,718
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	15,000	15,337
[6]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	1.910%	3/5/2026	7,030	7,030
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/2049	3,950	4,163
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	7,000	6,458
	California GO	4.000%	9/1/2031	5,000	5,038
	California GO	4.000%	9/1/2032	2,480	2,498
	California GO	3.000%	10/1/2033	1,000	1,014
	California GO	4.000%	10/1/2034	3,845	4,041
	California GO	3.000%	11/1/2034	1,000	1,015
	California GO	4.000%	11/1/2034	4,540	4,859
	California GO	3.250%	12/1/2035	235	241
	California GO	4.000%	3/1/2036	15,650	16,498
	California GO	5.000%	4/1/2036	4,595	4,954
	California GO	3.000%	9/1/2036	7,000	6,977
	California GO	5.000%	10/1/2037	7,815	8,795
	California GO	5.000%	4/1/2038	1,500	1,605
	California GO	4.000%	8/1/2038	200	201
	California GO	5.000%	9/1/2038	2,605	3,012
	California GO	5.000%	8/1/2039	14,020	16,328
	California GO	5.000%	9/1/2039	1,505	1,701
	California GO	5.000%	10/1/2039	16,775	16,801
	California GO	5.000%	10/1/2039	5,230	5,626
	California GO	5.000%	10/1/2039	1,750	1,995
	California GO	3.200%	12/1/2039	3,355	3,313
	California GO	4.000%	3/1/2040	910	939
	California GO	5.000%	9/1/2041	30,225	33,370
	California GO	5.000%	10/1/2041	17,645	19,351
	California GO	3.000%	11/1/2041	4,125	3,848
	California GO	2.250%	12/1/2041	480	387
	California GO	3.200%	12/1/2041	2,000	1,863
	California GO	4.000%	4/1/2042	1,500	1,548
	California GO	4.000%	9/1/2042	1,700	1,758
	California GO	5.000%	9/1/2042	23,770	26,419
	California GO	5.000%	10/1/2042	5,000	5,284
	California GO	5.000%	10/1/2042	22,800	25,545
	California GO	5.000%	11/1/2042	1,250	1,392
	California GO	5.000%	3/1/2043	7,150	8,112
	California GO	4.000%	9/1/2043	8,290	8,521
	California GO	4.125%	3/1/2045	2,320	2,373
	California GO	2.375%	10/1/2046	2,000	1,457
	California GO	5.000%	11/1/2046	13,540	14,871
	California GO	3.000%	12/1/2046	12,515	10,312
	California GO	3.625%	10/1/2047	1,020	917
	California GO	2.500%	12/1/2049	100	70
	California GO	2.500%	3/1/2050	1,000	695
[1]	California GO VRDO	1.300%	3/2/2026	850	850
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,381
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,140	5,729
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	5,260	5,931
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,755	7,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	3,175	3,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	3,000	2,966
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	7,475	8,432
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	6,310	6,161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	150	156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,350	3,739
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,990	3,825
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	6,000	6,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	100	110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,040	5,577
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/2039	505	487
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	1,001
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	8,135	7,630
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,080	1,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	750	835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	10,000	10,995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	3,435	3,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	3,500	2,677
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	1,660	1,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	12,805	12,705
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2042	1,050	1,145
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/2044	5,000	4,835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	2,845	2,793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,000	2,019
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	5,000	3,966
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,980	8,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	1,175	896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2048	3,800	4,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	30,000	28,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	975	894
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	2,000	2,076
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	1,440	1,207
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	6,750	6,362
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	7,500	5,639
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	5,975	4,604
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	4,000	4,195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	2,500	2,569
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2058	3,000	3,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	11,685	12,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	6,755	7,017
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	18,775	20,332
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	20,600	23,060
[1,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.970%	3/5/2026	8,495	8,495
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	9,865	9,865
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	7,575	7,575
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	3/4/2026	1,365	1,365
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/2030	500	518
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	250	262
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	19,283	20,076
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2033	260	273
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2034	5,845	6,019
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,619	8,031
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/2035	225	234
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	15,691	16,399
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	22,648	23,169
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,239	1,997
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	2,994	2,986
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	4,382	4,657
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	2,325	2,428
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	1,600	1,447
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2039	3,285	3,364
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	5,000	5,238
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/2040	8,560	8,747
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,250	9,617
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,315	9,685
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,546
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	5,148
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,001
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	12,935	13,038
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,907
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,604
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,563
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,048
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	275	283
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2045	1,885	1,795
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2046	1,700	1,596
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,500	1,562
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2050	1,730	1,568
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2051	1,750	1,574
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	1,750	1,802
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2055	1,860	1,641
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2056	3,350	2,944
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	1,250	1,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	4,530	3,965
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	3,325	3,400
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	4,275	4,610
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	1,765	1,855
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	1,835	1,906
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,880	7,010
[6]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	18,265	18,721
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	1,385	1,458
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	3,240	3,218
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	12,525	9,470
[5]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.580%	12/1/2050	1,625	1,623
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	7/1/2039	9,040	9,883
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	260	260
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,000	1,012
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	225	237
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	1,165	1,203
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	225	235
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	625	643
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,125	1,156
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	750	780
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	530	530
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	250	259
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,800	1,854
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	740	728
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2042	2,410	2,645
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2042	1,610	1,621
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2044	1,500	1,491
	California Municipal Finance Authority College & University Revenue	5.500%	7/1/2060	5,250	5,665
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/2031	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,800	1,835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,050	1,147
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,100	1,219
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,430	1,464
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,160	1,300
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	600	604
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,450	1,483
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,825	2,054
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,775	1,814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,275	1,429
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,042
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,240	1,266
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,345	1,499
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	2,375	2,393
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,405	1,557
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,800	1,832
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,110	1,223
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	1,555	1,706
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2039	2,130	2,131
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,550	1,692
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	1,000	1,020
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	1,000	945
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,575	2,598
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,465	3,503
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,555	2,566
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	5,945	4,650
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,978
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2046	1,000	794
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	3,105	2,772
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	4,000	3,864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	16,595	14,543
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,250	2,254
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	1,570	1,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (California Armenian Home Project)	5.000%	5/15/2045	3,605	3,735
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,397
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/2040	6,500	6,540
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2037	1,405	1,446
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2038	725	836
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	1,001
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/2037	3,015	3,106
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,764
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,430	1,510
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	7,846	7,277
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	1,000	1,026
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,480	1,518
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,870	1,960
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	4,490	4,621
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	6,855	6,960
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	2,194	2,134
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	4,959	4,801
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	4,486	4,536
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	1,235	1,267
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	1,610	1,772
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,666	1,750
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	4/1/2048	2,000	2,034
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	15,990	12,125
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	8,225	6,061
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2057	5,145	5,200
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	270	301
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	285	321
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2033	300	341
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2042	1,000	978
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2049	1,000	1,027
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2054	1,000	1,019
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/2058	1,600	1,648
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2059	1,000	1,015
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	3,040	2,792
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	4,500	4,641
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	1,729	1,754
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,250	1,255
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	1,300	1,309
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	591
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,614
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	2,500	2,523
[6]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,000	1,052
[6]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	4,345	4,591
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,000	1,008
[3]	California Municipal Finance Authority Revenue	4.050%	7/20/2041	460	445
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2053	4,500	4,717
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,053
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	1,070	1,081
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	200	202
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2046	3,355	3,580
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.150%	3/2/2026	9,000	9,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	38,540	38,540
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	7,280	7,103
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,110	13,386
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,130	3,263
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	19,685	21,216
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	5,000	1,591
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	1,000	1,001
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2031	1,830	1,832
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	930	930
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2041	2,750	2,751
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	1,000
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2048	5,410	4,583
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2049	1,000	1,022
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2050	1,200	1,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2051	2,385	1,997
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	1,770	1,627
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2059	3,200	3,229
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2059	30	29
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2061	10,000	7,607
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2061	5,550	4,466
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2064	2,885	2,587
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2051	1,500	1,068
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2061	3,675	2,441
[6]	California School Finance Authority Charter School Aid Revenue (KIPP LA Project)	5.000%	7/1/2047	3,240	3,245
[6]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2035	300	300
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,036
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	1,000	981
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2049	150	150
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2055	6,450	5,383
[6]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2050	2,120	2,043
[6]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	1,550	1,069
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2034	475	504
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2035	975	1,032
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2036	1,480	1,470
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2051	250	206
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2040	8,095	8,453
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	5,000	5,189
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,124
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	1,000	1,099
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	5,975	6,017
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	10,910	11,679
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2030	6,000	6,062
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2037	655	686
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,255	1,312
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	8,295	8,028
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2040	2,000	2,348
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	5,000	5,813
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5,000	5,865
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	3,210	3,651
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	2,000	2,289
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	4,860	5,127
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,000	1,106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,740	4,222
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/2045	4,145	3,211
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,230	3,602
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	6,230	6,747
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	5,070	5,429
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	6,000	6,447
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	6,515	6,929
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	3,295	3,504
	California State University College & University Revenue	3.000%	11/1/2038	2,280	2,243
	California State University College & University Revenue	5.000%	11/1/2039	5,240	5,561
	California State University College & University Revenue	5.000%	11/1/2041	7,815	7,840
	California State University College & University Revenue	5.000%	11/1/2042	2,500	2,557
	California State University College & University Revenue	5.000%	11/1/2043	500	523
	California State University College & University Revenue	5.000%	11/1/2046	3,010	3,329
	California State University College & University Revenue	4.000%	11/1/2049	4,710	4,628
	California State University College & University Revenue	5.000%	11/1/2049	5,000	5,188
	California State University College & University Revenue	5.250%	11/1/2050	19,000	20,981
	California State University College & University Revenue	4.000%	11/1/2055	6,045	5,778
	California State University College & University Revenue	5.500%	11/1/2055	4,510	4,975
	California State University College & University Revenue	5.250%	11/1/2056	9,360	10,199
	California State University College & University Revenue PUT	1.600%	11/1/2026	3,500	3,476
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	5,000	3,795
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,465	1,467
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,000	11,308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	4,920	4,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	900	940
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	10,000	11,571
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,350	1,407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	980	1,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	895	925
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,715	2,717
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	10,000	11,923
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,480	1,522
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	385	371
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	2,335	2,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,475	1,513
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,045	999
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	1,000	1,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,850	1,893
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	1,445	1,447
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	6,085	5,771
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2045	4,015	3,717
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	6,750	6,751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	125	110
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	1,000	921
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2050	12,820	9,321
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2051	4,895	3,530
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2052	4,500	4,610
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/2057	3,500	3,602
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	4.000%	4/1/2043	2,000	2,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,005	3,039
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	3,515	3,515
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,135	3,359
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,925	5,277
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/2053	8,225	8,353
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,000	2,009
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,500	3,516
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,500	2,511
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	4,055	4,263
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	4,220	4,291
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,965	5,247
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,420	7,842
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,380	5,686
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	4,385	4,428
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	9,000	6,892
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	4,000	2,979
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,650	1,722
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	1,060	1,062
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	851
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/2052	1,990	2,046
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/2053	2,500	2,563
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2049	1,815	1,851
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2051	1,000	873
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2054	800	810
	Campbell CA GO	5.000%	9/1/2047	1,000	1,051
	Carlsbad Unified School District GO	3.000%	8/1/2046	2,000	1,642
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2049	7,000	7,414
[4]	Center Joint Unified School District GO	3.000%	8/1/2046	2,000	1,626
[2,3]	Centinela Valley Union High School District GO	5.000%	8/1/2034	2,000	2,396
[2,3]	Centinela Valley Union High School District GO	5.000%	8/1/2035	730	884
[2,3]	Centinela Valley Union High School District GO	5.000%	8/1/2037	790	952
[2,3]	Centinela Valley Union High School District GO	5.000%	8/1/2039	500	590
[2]	Central Unified School District GO	3.000%	8/1/2044	2,500	2,155
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	7,230	7,949
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	11,520	12,786
	Cerritos Community College District GO	3.000%	8/1/2044	11,470	9,980
	Chaffey Community College District GO	5.500%	6/1/2049	1,000	1,114
	Chaffey Joint Union High School District GO	5.250%	8/1/2052	5,035	5,366
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	9,560	9,244
	Chico Unified School District GO	3.000%	8/1/2044	1,195	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Valley Unified School District GO	0.000%	8/1/2040	1,800	1,018
	Chino Valley Unified School District GO	0.000%	8/1/2041	2,500	1,335
	Chino Valley Unified School District GO	0.000%	8/1/2042	2,000	1,009
	Chino Valley Unified School District GO	0.000%	8/1/2043	3,590	1,704
	Chino Valley Unified School District GO	0.000%	8/1/2044	4,000	1,787
	Chino Valley Unified School District GO	5.000%	8/1/2049	3,000	3,220
	Chino Valley Unified School District GO	5.000%	8/1/2055	10,175	10,833
[2]	Chula Vista Elementary School District COP	2.000%	9/1/2046	5,710	3,764
[2]	Chula Vista Elementary School District COP	2.000%	9/1/2051	6,900	4,057
	Chula Vista Elementary School District GO	4.000%	8/1/2041	2,895	2,995
	Clovis Unified School District COP	4.000%	6/1/2048	5,975	5,818
	Clovis Unified School District GO	5.250%	8/1/2040	650	717
	Clovis Unified School District GO	5.000%	8/1/2050	6,000	6,330
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	4,975	3,837
[2]	Coast Unified School District GO	0.000%	8/1/2040	1,610	969
[4]	Colton Joint Unified School District GO	0.000%	8/1/2045	1,000	420
[4]	Colton Joint Unified School District GO	0.000%	8/1/2046	4,700	1,876
[4]	Colton Joint Unified School District GO	0.000%	8/1/2046	1,000	393
[4]	Colton Joint Unified School District GO	0.000%	8/1/2047	5,000	1,891
[4]	Colton Joint Unified School District GO	0.000%	8/1/2047	1,750	648
[4]	Colton Joint Unified School District GO	0.000%	8/1/2048	3,500	1,253
[4]	Colton Joint Unified School District GO	0.000%	8/1/2048	2,000	702
[4]	Colton Joint Unified School District GO	0.000%	8/1/2049	1,500	499
[4]	Colton Joint Unified School District GO	5.000%	8/1/2055	17,615	18,613
	Concord CA COP	2.125%	4/1/2041	1,500	1,151
	Contra Costa Community College District GO	3.000%	8/1/2038	1,025	1,001
	Contra Costa Community College District GO	2.000%	8/1/2039	6,000	4,985
	Corona Utility Authority Water Revenue (Water Project)	5.000%	9/1/2055	4,500	4,778
	Corona-Norco Unified School District GO	5.000%	8/1/2043	700	796
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	674
	Corona-Norco Unified School District GO	5.000%	8/1/2045	800	889
	Corona-Norco Unified School District GO	5.000%	8/1/2046	780	857
[2]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/2049	2,300	2,450
[2]	Cotati-Rohnert Park Unified School District GO	4.125%	8/1/2054	5,545	5,334
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	1,890	1,623
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	2,145	1,895
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	5,000	3,490
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,095	774
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	1,000	696
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	12,975	9,607
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	12,000	8,729
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/2037	2,110	2,242
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	310	313
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,645	3,874
	Desert Community College District GO	4.000%	8/1/2051	19,100	18,575
	Desert Sands Unified School District GO	4.000%	8/1/2050	2,500	2,450
	Dixon CA Special Tax Revenue	5.000%	9/1/2041	625	671
[2]	Downey Unified School District GO	2.000%	8/1/2042	450	327
[2]	Downey Unified School District GO	2.125%	8/1/2044	135	96
	Downey Unified School District GO	3.000%	8/1/2048	1,805	1,440
	Downey Unified School District GO	4.000%	8/1/2052	1,355	1,301
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	5,000	5,123
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	19,920	19,947
[2]	East Side Union High School District GO	3.000%	8/1/2032	1,500	1,513
[2]	East Side Union High School District GO	3.000%	8/1/2035	5,995	6,011
	East Whittier City School District GO	4.125%	8/1/2054	2,965	2,852
	El Camino Healthcare District GO	4.000%	8/1/2034	5,000	5,052
	El Monte Union High School District GO	0.000%	6/1/2044	2,340	1,077
	El Segundo Unified School District GO	2.000%	8/1/2046	845	553
	El Segundo Unified School District GO	2.000%	8/1/2047	2,530	1,607
	El Segundo Unified School District GO	2.000%	8/1/2048	130	80
	El Segundo Unified School District GO	3.125%	8/1/2048	4,530	3,673
[4]	El Segundo Unified School District GO	2.125%	8/1/2050	100	62
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2026	1,000	1,005
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2047	1,450	1,552
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2051	3,395	3,578
	Elk Grove Unified School District GO	2.000%	8/1/2036	6,365	5,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elk Grove Unified School District GO	2.000%	8/1/2037	2,000	1,701
	Elk Grove Unified School District GO	2.000%	8/1/2038	1,250	1,032
	Elk Grove Unified School District GO	2.000%	8/1/2039	1,700	1,374
[1]	Elsinore Valley Municipal Water District Financing Authority Water Revenue VRDO	0.900%	3/5/2026	35,525	35,525
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,040	1,177
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2050	2,500	2,705
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	4,325	4,649
[2]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2051	3,290	3,076
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2033	4,890	4,516
[8]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	4,360	3,696
	Folsom Cordova Unified School District GO	4.250%	10/1/2047	1,760	1,792
	Folsom Cordova Unified School District GO	4.125%	10/1/2050	2,325	2,315
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	7,500	7,933
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,148
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	989
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,000	952
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	989
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	6,180	7,502
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,425	5,399
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	8,334	8,325
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	9,702	9,228
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	9,667	8,353
[5,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	1,207	1,176
[8]	Freddie Mac Pool	3.550%	11/1/2032	1,567	1,569
[8]	Freddie Mac Pool	3.180%	9/1/2033	8,675	8,476
[8]	Freddie Mac Pool	2.820%	5/1/2035	908	827
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,934	3,767
[8]	Freddie Mac Pool	3.400%	11/1/2040	7,374	7,001
[8]	Freddie Mac Pool	3.720%	1/1/2041	1,118	1,089
[8]	Freddie Mac Pool	4.250%	1/1/2042	15,000	15,344
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2046	1,540	1,513
	Fresno Unified School District GO	2.000%	8/1/2029	2,305	2,251
	Fresno Unified School District GO	2.000%	8/1/2030	2,435	2,343
	Fresno Unified School District GO	2.000%	8/1/2031	1,565	1,489
	Fresno Unified School District GO	2.000%	8/1/2032	2,705	2,540
	Fresno Unified School District GO	4.000%	8/1/2036	1,000	1,003
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,100	2,973
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2056	6,275	4,610
	Gilroy Unified School District GO	4.000%	8/1/2033	1,155	1,160
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2038	670	671
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2047	4,880	5,162
	Glendale CA Unified School District GO	3.000%	9/1/2039	5,025	4,915
	Glendale Community College District GO	0.000%	8/1/2039	5,540	3,390
	Glendale Community College District GO	3.000%	8/1/2047	1,145	914
	Glendale Community College District GO	5.000%	8/1/2055	7,100	7,536
	Gridley Unified School District GO	5.000%	8/1/2054	1,600	1,691
[2]	Hacienda CA La Puente Unified School District COP	4.000%	6/1/2045	6,000	6,043
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/2047	9,025	9,540
	Hartnell CA Community College District GO	3.000%	8/1/2045	2,000	1,677
[6]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	7,850	7,261
	Hayward CA Sewer Revenue	4.000%	3/1/2049	5,175	5,110
	Hayward CA Sewer Revenue	4.000%	3/1/2052	3,500	3,404
	Hayward CA Sewer Revenue	4.000%	3/1/2055	22,575	21,773
	Hayward Unified School District COP	5.000%	8/1/2035	355	366
	Hayward Unified School District COP	5.000%	8/1/2037	350	360
[4]	Hayward Unified School District GO	5.000%	8/1/2044	9,970	10,360
[4]	Hayward Unified School District GO	5.000%	8/1/2046	720	789
[4]	Hayward Unified School District GO	5.000%	8/1/2047	2,400	2,613
[4]	Hayward Unified School District GO	5.000%	8/1/2050	8,655	9,295
[4]	Hayward Unified School District GO	5.000%	8/1/2055	21,285	22,666
[2]	Hemet Unified School District GO	3.000%	8/1/2037	1,790	1,773
[2]	Hemet Unified School District GO	3.000%	8/1/2039	2,070	2,003
	Hughson Unified School District GO	4.000%	8/1/2054	2,555	2,398
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	135	135
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2044	1,175	1,320
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	620	688
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	1,300	1,428
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2047	1,750	1,909
[2,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2046	1,000	986
[2,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2051	1,465	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2032	1,000	1,030
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2034	1,125	1,157
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2038	500	512
[1]	Irvine CA Special Assessment Revenue VRDO	1.250%	3/2/2026	6,751	6,751
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	5,000	5,358
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	10,000	10,722
	Irvine Facilities Financing Authority Lease (Abatement) Revenue	5.000%	5/1/2036	1,390	1,395
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	200	201
[1]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.100%	3/2/2026	8,220	8,220
[1]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.100%	3/2/2026	5,450	5,450
	Irvine Unified School District GO	2.250%	9/1/2050	3,000	1,955
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2040	350	351
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	610	635
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,260	1,026
[2]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2038	1,320	1,561
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	508
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	500	492
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2050	1,000	885
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/2049	7,200	5,583
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2029	1,010	1,023
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,255	1,272
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2031	230	231
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2039	1,345	1,306
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2040	2,135	2,008
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	1,000	1,002
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	375	377
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	1,000	999
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	520	520
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	2,100	2,064
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,730	1,644
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	925	852
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2042	1,980	1,784
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	10,040	10,495
	Lodi CA Unified School District GO	3.000%	8/1/2046	10,000	8,167
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2046	8,205	8,842
[5]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.052%	11/15/2026	1,800	1,807
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2026	1,380	1,396
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	4,715	5,299
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	1,110	1,167
	Long Beach CA Water Revenue	4.000%	5/1/2054	5,940	5,735
	Long Beach Community College District GO	3.000%	8/1/2040	1,000	912
	Long Beach Community College District GO	3.000%	8/1/2041	2,000	1,808
	Long Beach Unified School District GO	0.000%	8/1/2026	1,870	1,845
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,753
	Long Beach Unified School District GO	4.000%	8/1/2053	18,340	17,697
	Los Angeles CA Community College District GO	4.000%	8/1/2038	630	631
	Los Angeles CA Community College District GO	3.000%	8/1/2039	3,020	2,980
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/2034	560	516
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	510	533
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,765	2,886
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	2,500	2,594
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,000	1,132
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,121
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	1,875	1,956
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,205	3,344
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	1,950	1,465
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	100	109
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,415	6,337
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	3,765	4,058
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	3,560	3,896
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	2,100	2,169
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,122
[6]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	1.600%	3/2/2026	4,690	4,690
[1,6]	Los Angeles County California Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/2/2026	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	2,800	2,850
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	3,000	3,226
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	16,950	17,989
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	3,195	3,385
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	11,220	11,751
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	10,970	11,036
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,020	1,112
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,955	3,181
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,130	1,215
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2041	2,500	2,576
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,000	4,233
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	2,500	2,849
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	2,500	2,507
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	620	658
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	14,155	15,200
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	11,695	13,032
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	5,930	5,613
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	19,250	20,726
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,000	4,410
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	1,800	1,905
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,150	2,321
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	2,000	2,105
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	6,425	6,996
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,500	2,650
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,860	1,994
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,300	1,477
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	7,500	8,053
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	13,510	14,646
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,989
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,500	1,631
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	265	294
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	13,205	14,508
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,090	1,233
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,060	2,369
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	368
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,175	5,950
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,515	1,742
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	560	572
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,400	2,773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,550	1,807
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	7,820	9,116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,965	2,045
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	684
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,020	1,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,805	2,109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,500	2,945
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,015	2,318
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	605	649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	461
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	235	258
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,865	1,930
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,000	4,175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,245	4,474
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	450	496
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,068
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	9,625	11,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,715	5,902
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,500	2,646
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	375	417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,770	5,413
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10,000	11,573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	926
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	800	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	735	806
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,435	4,993
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	280	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	447
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	120	135
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	12,940	13,841
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,180	1,321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,895	3,297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,330	1,428
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	425	465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,290	2,536
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,200	1,337
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,350	3,416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	23,395	23,686
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	825	867
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	665	723
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	410	453
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,845	3,194
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,360	2,621
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,215	1,319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,620	1,781
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,205	2,272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,870
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,530	2,754
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,850	3,103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,945	3,090
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,535	1,641
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,655	1,788
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,040	1,097
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,850	4,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	8,960	9,639
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,655	2,798
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	9,675	10,257
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,610	6,948
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	5,370	5,539
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	3,000	3,152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	255	264
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	100	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,425	1,480
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	3,080	3,232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	6,085	6,330
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	665	693
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,275	2,382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	3,000	3,136
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	380	395
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	106
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	200	211
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	125	136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	6,475	7,038
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	155	172
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	375	393
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	180	200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	270	305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	365	413
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	140	148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	145	164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	15,000	16,963
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	475	546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	20	23
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	110	122
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	160	184
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	285	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	400	421
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	455	530
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	230	268
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	220	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	145	169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	290	338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	325	342
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	180	198
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	280	330
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	8,530	10,050
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	240	276
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	720	835
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,130	1,320
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	235	279
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	115	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	160	180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	335	383
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	3,810	3,872
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,640	1,697
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	760	850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	410	465
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	290	332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,500	2,537
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,033
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	378
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,830	2,091
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	6,865	7,945
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,030	1,160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	335	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,000	1,147
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,110	1,187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	145	159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	820	918
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,099
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	360	405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,535	1,748
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,235	1,317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	290	317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	480	532
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	305	340
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,530	2,834
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,455	1,648
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	315	341
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,220	1,327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	220	242
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	510	564
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,485	5,054
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	6,790	7,008
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	870	939
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	345	376
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,305	2,525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,435	1,579
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	3,865	4,213
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,015	2,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	180	194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	485	507
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	570	599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,000	1,054
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	585	617
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	90	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,145	1,200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	395	408
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	9,140	9,391
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	6,415	6,639
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	7,000	7,245
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	18,840	19,890
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2054	930	967
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,700	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/2049	4,650	4,311
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/2054	3,000	2,822
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2059	2,250	2,143
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/2061	3,000	2,930
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	1,100	1,105
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,435	1,677
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,025	1,191
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	5,190	5,967
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	6,230	7,063
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	9,490	10,563
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	10,095	11,090
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	6,505	7,083
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	5,000	5,374
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	10,000	10,752
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2039	100	111
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2041	250	276
[6]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	1.930%	3/5/2026	6,050	6,050
	Los Rios Community College District GO	4.000%	8/1/2034	4,555	4,647
	Los Rios Community College District GO	3.000%	8/1/2035	1,450	1,461
	Los Rios Community College District GO	3.000%	8/1/2044	1,000	850
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2034	500	528
	Manteca Unified School District GO	5.250%	8/1/2050	7,500	8,234
	Marin Healthcare District GO	4.000%	8/1/2047	1,000	964
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	4,585	4,675
[2]	Menifee Union School District Special Tax Revenue	4.000%	9/1/2051	3,650	3,325
	Mesa Water District COP	4.000%	3/15/2040	325	339
[2]	Modesto CA Water Revenue COP VRDO	1.600%	3/5/2026	7,000	7,000
	Modesto High School District GO	5.250%	8/1/2050	1,575	1,732
	Modesto High School District GO	4.000%	8/1/2052	1,290	1,244
[6]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	1.910%	3/5/2026	7,500	7,500
[2]	Montebello Unified School District GO	5.500%	8/1/2047	3,500	3,783
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	2,100	2,171
	Moreland School District GO	3.875%	8/1/2030	915	947
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	500	591
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,360	1,588
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,150	1,326
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	1,120	1,275
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	2,000	2,246
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	2,000	1,557
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2052	5,500	5,820
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,605	1,655
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,150	1,327
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2039	625	717
	Morongo Unified School District GO	4.125%	8/1/2050	1,000	994
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/2044	2,000	1,746
	Mount San Antonio Community College District GO	5.000%	8/1/2044	2,200	2,338
	Mount San Antonio Community College District GO	2.375%	8/1/2051	5,615	3,698
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	1,715	1,699
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	2,000	2,018
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	4,000	3,973
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	6,290	5,967
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2038	810	848
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2039	1,725	1,798
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2040	1,795	1,856
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2041	1,710	1,755
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/2032	1,730	1,563
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,805	7,264
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,170	1,464
	Mt San Antonio Community College District GO	5.250%	8/1/2055	6,515	7,109
[2]	Natomas Unified School District GO	3.000%	8/1/2039	500	476
[2]	Natomas Unified School District GO	3.000%	8/1/2041	2,590	2,362
[2]	Natomas Unified School District GO	3.000%	8/1/2043	500	431
[2]	Natomas Unified School District GO	3.000%	8/1/2047	3,135	2,456
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.923%	7/20/2039	7,594	7,580
	New Haven Unified School District GO	4.000%	8/1/2036	500	513
	New Haven Unified School District GO	4.000%	8/1/2039	420	427
	New Haven Unified School District GO	3.000%	8/1/2049	1,520	1,189
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/2042	3,250	3,591
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/2047	4,425	4,833
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,000	991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Orange County CA Community College District GO	3.000%	8/1/2039	1,000	978
	North Orange County CA Community College District GO	3.000%	8/1/2040	1,000	942
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	29,000	31,249
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	2,095	2,248
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/2035	100	101
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2043	9,260	8,236
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	5,000	4,083
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	6,750	5,207
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	6,665	7,042
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	1,500	1,604
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2055	2,200	2,332
	Novato CA Unified School District GO	3.000%	8/1/2043	1,430	1,267
	Oakland CA GO	2.500%	1/15/2044	6,800	5,260
[4]	Oakland CA GO	3.000%	1/15/2050	3,000	2,310
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/2051	1,540	1,360
	Ontario CA Special Tax Revenue	5.000%	9/1/2050	1,000	1,020
	Ontario Montclair School District GO	4.000%	8/1/2048	3,050	2,957
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2042	500	583
[2]	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	415	428
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2043	350	403
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,123
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,500	1,605
[1]	Orange County Municipal Water District Water Facilities Corp. COP VRDO	1.100%	3/4/2026	1,100	1,100
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	814
	Oxnard School District BAN GO	0.000%	2/1/2031	345	301
[4]	Oxnard School District GO	5.000%	8/1/2045	1,500	1,524
[4,6]	Oxnard School District GO TOB VRDO	1.600%	3/2/2026	2,200	2,200
[4]	Palmdale Elementary School District GO	5.000%	8/1/2048	890	955
	Palo Alto CA COP	2.125%	11/1/2043	1,730	1,279
	Palo Alto CA COP	2.250%	11/1/2047	9,515	6,490
	Palo Alto Unified School District GO	3.250%	8/1/2042	10,150	9,773
	Palomar Health COP	4.000%	11/1/2038	685	603
	Palomar Health COP	4.000%	11/1/2047	410	308
[2]	Palomar Health COP	4.000%	11/1/2047	120	111
	Palomar Health GO	4.000%	8/1/2032	4,180	4,087
[2]	Palomar Health GO	0.000%	8/1/2033	4,100	3,144
	Palomar Health GO	4.000%	8/1/2033	4,560	4,424
	Palomar Health GO	0.000%	8/1/2034	1,050	710
	Palomar Health GO	4.000%	8/1/2034	335	322
	Palomar Health GO	5.000%	8/1/2034	1,125	1,127
	Palomar Health GO	4.000%	8/1/2035	4,270	4,058
	Palomar Health GO	0.000%	8/1/2036	5,025	3,014
	Palomar Health GO	4.000%	8/1/2036	300	281
[2]	Palomar Health GO	0.000%	8/1/2038	390	228
[2]	Palomar Health GO	7.000%	8/1/2038	205	228
[10]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	950	941
	Paramount Unified School District GO	0.000%	8/1/2042	1,000	507
[6]	Pasadena CA GO TOB VRDO	2.000%	3/2/2026	4,320	4,320
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	1,850	845
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2045	1,900	816
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2046	1,675	677
	Peralta Community College District GO	3.000%	2/1/2050	1,750	1,368
	Peralta Community College District GO	5.000%	8/1/2050	1,480	1,583
	Peralta Community College District GO	5.000%	8/1/2054	5,000	5,312
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/2048	4,515	4,667
	Perris CA Union High School District GO	3.000%	9/1/2045	4,615	3,861
[2]	Pittsburg Unified School District Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2047	5,000	5,128
	Pittsburg Unified School District GO	3.500%	8/1/2046	260	230
[2]	Pittsburg Unified School District GO	5.000%	8/1/2047	2,320	2,460
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	2,345	2,359
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,250	1,251
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	4,100	4,066
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	2,000	1,966
[2]	Pomona Unified School District GO	2.500%	8/1/2048	5,050	3,491
[4]	Pomona Unified School District GO	3.000%	8/1/2048	3,155	2,499
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2045	625	629
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,730	1,750
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2050	2,250	2,112
[1,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.100%	3/2/2026	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ravenswood CA City School District GO	5.000%	8/1/2043	1,165	1,173
[2]	Ravenswood CA City School District GO	0.000%	8/1/2050	4,750	1,457
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2050	5,000	5,286
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	6,000	6,296
	Redlands Unified School District GO	5.000%	7/1/2050	15,000	15,898
	Redlands Unified School District GO	5.000%	7/1/2054	16,535	17,420
	Redondo Beach Unified School District GO	5.250%	8/1/2055	1,375	1,486
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2041	2,230	2,063
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2046	4,000	3,264
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2051	250	193
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2043	190	205
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2048	2,495	2,598
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	2,800	2,949
	Riverside Community College District GO	3.000%	8/1/2035	530	532
	Riverside Community College District GO	3.000%	8/1/2036	2,490	2,488
	Riverside Community College District GO	3.000%	8/1/2037	1,100	1,086
	Riverside Community College District GO	3.000%	8/1/2037	1,005	993
	Riverside Community College District GO	3.000%	8/1/2040	6,050	5,642
	Riverside Community College District GO	4.000%	8/1/2054	1,335	1,287
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,320	2,357
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	6,710	3,688
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	2,975	1,536
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	7,500	3,631
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2048	4,105	3,216
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,000	4,644
	Riverside Unified School District GO	3.000%	8/1/2036	800	799
	Riverside Unified School District GO	3.000%	8/1/2037	1,800	1,778
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,940	2,098
	Roseville Joint Union High School District GO	0.000%	8/1/2039	2,250	1,267
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,000	928
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	5,000	5,114
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	2,500	2,616
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2040	1,960	2,128
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2044	3,250	3,281
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	5	5
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	1,820	1,941
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	9,020	9,528
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	3,485	3,582
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	6,285	6,418
[1,6,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	1.920%	3/5/2026	34,700	34,700
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	3,000	2,639
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	1,330	1,401
[2]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,875	1,630
	San Bernardino Community College District GO	5.000%	8/1/2043	1,020	1,119
	San Bernardino Community College District GO	0.000%	8/1/2044	15,000	6,965
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	6,130	6,282
	San Diego CA Unified School District GO	0.000%	7/1/2034	3,550	2,615
	San Diego CA Unified School District GO	5.000%	7/1/2042	845	1,045
	San Diego CA Unified School District GO	2.000%	7/1/2045	5,080	3,546
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,000	837
	San Diego CA Unified School District GO	5.000%	7/1/2049	4,135	4,439
	San Diego CA Unified School District GO	3.000%	7/1/2050	5,115	3,948
	San Diego CA Unified School District GO	5.000%	7/1/2050	7,500	8,054
	San Diego CA Unified School District GO	4.000%	7/1/2053	9,050	8,733
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,890	12,439
	San Diego CA Unified School District GO	4.000%	7/1/2054	11,950	11,498
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,000	5,324
	San Diego Community College District GO	4.000%	8/1/2041	1,000	1,054
	San Diego Community College District GO	4.000%	8/1/2042	1,000	1,041
	San Diego Community College District GO	4.000%	8/1/2043	1,000	1,029
	San Diego Community College District GO	4.000%	8/1/2050	1,590	1,551
	San Diego Community College District GO	5.000%	8/1/2055	29,090	31,062
	San Diego County CA COP	5.000%	10/1/2048	2,840	3,029
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,625	1,817
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	2,325	2,531
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	275	289
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,515	2,370
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	13,500	13,534
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	2,860	3,049
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,175	4,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	6,255	6,528
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,000	2,100
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	1,000	1,068
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	6,530	7,060
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	650	718
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	4,250	4,457
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	2,010	2,122
[6]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	1.880%	3/5/2026	1,875	1,875
	San Dieguito Union High School District GO	3.000%	8/1/2038	1,000	991
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	760	757
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2041	3,585	2,620
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	2,575	1,690
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	6,300	4,938
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	13,720	10,610
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	15,425	12,038
[6]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	1.600%	3/2/2026	3,600	3,600
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	10,855	9,412
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2043	4,865	4,874
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2041	3,355	3,384
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	2,500	2,515
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	2,500	2,513
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2043	8,490	7,617
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2044	8,745	7,673
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2047	700	680
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2050	400	380
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,000	1,044
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2052	1,150	1,185
	San Francisco CA City & County GO	3.000%	6/15/2034	3,250	3,250
	San Francisco CA City & County GO	3.000%	6/15/2035	2,140	2,125
	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/2040	2,215	2,358
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	2,820	2,982
[6]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/2/2026	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	3,525	3,759
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	10,000	10,975
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	2,165	2,332
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,750	6,262
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	825	924
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,000	1,104
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	11,295	10,814
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,330	4,533
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.150%	3/4/2026	2,500	2,500
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	3,850	4,196
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	2,225	2,399
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,000	1,115
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	1,500	1,603
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	1,500	1,622
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	3,850	4,096
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2028	985	996
[10]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	1,750	1,762
	San Francisco Community College District GO	3.000%	6/15/2045	820	688
[4]	San Francisco Community College District GO	3.000%	6/15/2045	3,125	2,665
	San Francisco Community College District GO	4.000%	6/15/2045	2,300	2,296
[4]	San Francisco Community College District GO	5.250%	6/15/2049	19,115	20,645
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,362
	San Francisco Unified School District GO	3.000%	6/15/2039	4,075	3,940
	San Francisco Unified School District GO	3.000%	6/15/2040	6,500	6,123
	San Francisco Unified School District GO	5.000%	6/15/2040	3,380	3,649
[2]	San Jacinto Unified School District COP	5.000%	9/1/2040	1,075	1,164
[6]	San Jacinto Unified School District GO TOB VRDO	1.550%	3/2/2026	13,225	13,225
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	225	188
	San Jose CA GO	5.000%	9/1/2047	1,815	1,885
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	4,255	4,665
	San Jose Evergreen Community College District GO	3.000%	9/1/2040	3,710	3,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,100	4,244
	San Jose Unified School District GO	2.125%	8/1/2038	900	758
	San Juan Unified School District GO	2.375%	8/1/2041	15	12
	San Juan Unified School District GO	5.000%	8/1/2041	2,000	2,169
	San Leandro Unified School District GO	5.000%	8/1/2044	375	425
	San Leandro Unified School District GO	5.000%	8/1/2045	500	560
	San Leandro Unified School District GO	5.000%	8/1/2046	500	553
[2,11]	San Leandro Unified School District GO, 7.000% coupon rate effective 8/1/2026	0.000%	8/1/2039	825	877
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	2,845	2,746
	San Marcos Unified School District GO	0.000%	8/1/2040	5,000	2,971
	San Marcos Unified School District GO	0.000%	8/1/2041	2,000	1,127
	San Marcos Unified School District GO	0.000%	8/1/2042	1,000	533
	San Marcos Unified School District GO	0.000%	8/1/2043	1,000	502
	San Mateo County Community College District GO	5.000%	9/1/2045	12,000	12,471
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,042
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	1,835	1,500
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	5,365	3,417
	San Mateo Union High School District GO	1.875%	9/1/2032	1,655	1,541
[11]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	3,280	2,631
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,950	1,826
	San Rafael CA City High School District GO	3.000%	8/1/2047	770	620
	San Rafael CA City High School District GO	4.000%	8/1/2053	7,100	6,762
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2033	2,000	1,614
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2045	2,500	2,505
[4]	San Ysidro School District GO	5.000%	8/1/2044	1,000	1,117
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	5,000	5,526
[4]	Sanger Unified School District GO	3.000%	8/1/2045	1,480	1,252
[4]	Sanger Unified School District GO	3.000%	8/1/2048	5,500	4,380
[4]	Sanger Unified School District GO	4.000%	8/1/2055	2,480	2,370
	Santa Ana CA Gas Tax Miscellaneous Taxes Revenue	4.000%	1/1/2039	310	316
[2]	Santa Ana Unified School District GO	2.000%	8/1/2046	5,755	3,727
[2]	Santa Ana Unified School District GO	2.125%	8/1/2050	1,000	607
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	383
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	347
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	3,605	3,407
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2057	1,915	1,796
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,310	1,329
	Santa Barbara Unified School District GO	5.000%	8/1/2044	6,725	6,981
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,765	2,710
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	3,000	2,952
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	1,000	978
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	4,165	3,456
	Santa Clara Unified School District GO	3.000%	7/1/2037	6,605	6,551
	Santa Clara Unified School District GO	3.250%	7/1/2044	13,190	11,897
	Santa Clarita Community College District GO	3.000%	8/1/2036	750	749
	Santa Clarita Community College District GO	3.000%	8/1/2041	950	874
	Santa Clarita Community College District GO	3.000%	8/1/2044	1,000	855
	Santa Cruz City High School District GO	4.000%	8/1/2054	5,000	4,835
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/2039	4,300	4,419
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2037	850	851
	Santa Monica Public Financing Authority Lease (Abatement) Revenue	4.000%	7/1/2039	790	798
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,730
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	4,082
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2031	3,450	3,987
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2032	4,635	5,469
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2033	7,830	9,403
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/2039	555	560
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,575	1,428
	Santa Paula Unified School District GO	3.000%	8/1/2049	1,330	1,002
	Santa Rosa Elementary School District GO	5.000%	8/1/2042	400	436
	Santa Rosa Elementary School District GO	5.000%	8/1/2043	600	648
[2]	Santa Rosa High School District GO	5.000%	8/1/2039	1,270	1,281
[2]	Santa Rosa High School District GO	5.000%	8/1/2043	1,000	1,006
	Sequoia Union High School District GO	2.375%	7/1/2032	1,060	1,027
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/2042	4,770	4,296
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	2,340	2,252
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	2,485	2,357
	Sonoma County Junior College District GO	3.000%	8/1/2037	7,285	7,209
	Sonoma County Junior College District GO	3.000%	8/1/2039	4,000	3,790
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2042	1,260	1,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2042	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2036	350	362
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2037	250	258
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2038	1,080	1,076
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2039	1,110	1,089
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2040	1,105	1,049
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/2050	4,920	3,337
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2052	8,765	9,164
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	600	662
	Southern California Metropolitan Water District Water Revenue VRDO	1.250%	3/5/2026	6,000	6,000
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	1,340	1,534
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,100	16,246
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,853
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	1,800	1,981
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	7,085
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,945	2,050
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	5,470	5,775
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	135	147
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,550	1,663
[4]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	3,805	4,102
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,006
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	210	229
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	1,000	1,053
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	2,085	2,216
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.450%	3/2/2026	58,890	58,890
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	1,645	1,740
	Southwestern Community College District GO	3.000%	8/1/2039	900	876
	Southwestern Community College District GO	3.000%	8/1/2040	1,250	1,181
	Southwestern Community College District GO	3.000%	8/1/2040	2,500	2,362
	Southwestern Community College District GO	3.000%	8/1/2041	3,560	3,302
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2039	280	271
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	1,860	1,519
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	4,300	3,512
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	1,915	1,477
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/2052	1,580	1,653
	State Center Community College District GO	3.000%	8/1/2040	4,660	4,346
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2049	525	526
[4]	Stockton Unified School District GO	2.500%	8/1/2035	1,025	954
[2]	Stockton Unified School District GO	4.000%	8/1/2038	1,625	1,708
[2]	Stockton Unified School District GO	4.000%	8/1/2040	1,035	1,073
[2]	Stockton Unified School District GO	4.000%	8/1/2045	5,000	5,016
[4,6]	Stockton Unified School District GO TOB VRDO	2.000%	3/2/2026	2,200	2,200
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,000	1,124
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2045	1,500	1,667
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	3,620	2,422
	Sunnyvale School District GO	4.000%	9/1/2036	250	261
	Sunnyvale School District GO	4.000%	9/1/2037	270	280
[2]	Sweetwater Union High School District GO	0.000%	8/1/2039	1,355	754
[2]	Sweetwater Union High School District GO	0.000%	8/1/2040	3,005	1,566
[2]	Sweetwater Union High School District GO	0.000%	8/1/2041	4,000	1,956
[2]	Sweetwater Union High School District GO	0.000%	8/1/2042	4,000	1,839
[2]	Sweetwater Union High School District GO	0.000%	8/1/2043	4,000	1,721
[2]	Sweetwater Union High School District GO	0.000%	8/1/2044	3,500	1,408
[2]	Sweetwater Union High School District GO	0.000%	8/1/2045	4,975	1,876
[2]	Sweetwater Union High School District GO	0.000%	8/1/2046	1,165	412
	Sweetwater Union High School District GO	5.000%	8/1/2052	13,435	13,969
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2038	3,115	3,222
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,074
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	359
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	1,000	1,057
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	135	135
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/2048	1,700	1,805
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/2053	2,700	2,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	800	836
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2045	2,000	2,025
[4]	Tulare Local Health Care District GO	4.000%	8/1/2039	3,275	3,320
[10]	Tulare Union High School District GO	0.000%	8/1/2028	1,250	1,176
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	285	300
	Turlock Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2045	475	501
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2036	1,850	1,210
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2040	190	197
	United Water Conservation District COP	4.000%	10/1/2045	1,635	1,640
	University of California College & University Revenue	5.000%	5/15/2035	790	959
	University of California College & University Revenue	5.000%	5/15/2036	15,800	19,338
	University of California College & University Revenue	4.000%	5/15/2037	570	571
	University of California College & University Revenue	5.000%	5/15/2037	10,000	11,906
[3]	University of California College & University Revenue	5.000%	11/15/2037	5,000	6,014
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,322
	University of California College & University Revenue	5.000%	5/15/2038	3,000	3,535
	University of California College & University Revenue	5.000%	5/15/2038	4,370	5,150
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,357
[3]	University of California College & University Revenue	5.000%	11/15/2038	7,500	8,926
	University of California College & University Revenue	5.000%	5/15/2039	9,670	11,273
	University of California College & University Revenue	5.000%	5/15/2039	24,095	28,089
	University of California College & University Revenue	5.000%	5/15/2039	3,800	4,430
[3]	University of California College & University Revenue	5.000%	11/15/2039	9,785	11,996
	University of California College & University Revenue	5.000%	5/15/2040	23,115	26,834
	University of California College & University Revenue	5.000%	5/15/2040	3,250	3,773
	University of California College & University Revenue	5.000%	5/15/2040	3,690	4,284
	University of California College & University Revenue	5.000%	5/15/2040	4,000	4,674
	University of California College & University Revenue	5.250%	5/15/2040	7,705	9,804
	University of California College & University Revenue	5.500%	5/15/2040	8,000	9,720
[3]	University of California College & University Revenue	5.000%	11/15/2040	12,000	14,041
[3]	University of California College & University Revenue	5.000%	11/15/2041	3,070	3,568
	University of California College & University Revenue	5.000%	5/15/2042	1,270	1,359
[3]	University of California College & University Revenue	5.000%	11/15/2042	2,110	2,435
	University of California College & University Revenue	5.000%	5/15/2043	2,175	2,457
[3]	University of California College & University Revenue	5.000%	11/15/2043	1,305	1,489
	University of California College & University Revenue	5.000%	5/15/2044	1,505	1,681
[3]	University of California College & University Revenue	5.000%	11/15/2044	665	750
	University of California College & University Revenue	5.000%	5/15/2045	1,265	1,396
[3]	University of California College & University Revenue	5.000%	11/15/2045	630	701
[3]	University of California College & University Revenue	5.000%	11/15/2045	285	317
	University of California College & University Revenue	5.000%	5/15/2046	3,000	3,005
	University of California College & University Revenue	5.000%	5/15/2046	3,490	3,811
[3]	University of California College & University Revenue	5.000%	11/15/2046	310	341
	University of California College & University Revenue	5.000%	5/15/2047	430	466
	University of California College & University Revenue	5.000%	5/15/2052	23,340	24,452
	University of California College & University Revenue	5.000%	5/15/2053	30,865	32,894
	University of California College & University Revenue	4.000%	5/15/2055	2,720	2,611
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	27,405	28,085
[12]	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	30,485	32,190
	University of California College & University Revenue VRDO	1.250%	3/2/2026	8,825	8,825
	University of California College & University Revenue VRDO	1.350%	3/2/2026	3,070	3,070
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	4,340	4,364
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	3,000	3,369
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	5,200	5,222
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,000	2,232
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	440	386
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	3,500	3,881
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	13,720	14,585
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	22,735	21,410
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/2054	15,000	12,513
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	12,695	12,695
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	3,540	3,540
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	4,090	4,090
	Upland CA COP	4.000%	1/1/2042	5,635	5,378
[2]	Val Verde Unified School District GO	4.000%	8/1/2048	4,900	4,743
[2]	Val Verde Unified School District GO	4.000%	8/1/2049	5,000	4,803
	Vallecitos Water District COP	2.250%	8/1/2046	2,140	1,488
	Vallejo City Unified School District GO	5.000%	8/1/2041	1,485	1,625
	Ventura Unified School District GO	4.000%	8/1/2041	2,855	2,961
	Ventura Unified School District GO	4.000%	8/1/2052	11,230	10,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	865	939
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2036	750	803
	Washington Township Health Care District GO	5.000%	8/1/2043	250	250
	Washington Township Health Care District GO	5.000%	8/1/2043	500	500
	Washington Township Health Care District GO	5.500%	8/1/2053	750	815
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,349
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,230	1,292
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	500	525
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,080	1,112
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,080	1,099
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	1,770	1,703
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	105	99
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,220	2,217
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	518
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,240	1,216
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,000	902
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	750	629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2048	2,860	3,048
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2053	2,025	2,120
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2035	850	856
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,000	1,001
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2037	1,400	1,396
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,000	1,163
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,400	1,629
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2051	2,010	1,535
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	2,070	1,923
	West Sonoma County Union High School District GO	5.000%	8/1/2043	780	813
[4]	Western Placer Unified School District GO	5.000%	8/1/2042	6,350	6,517
					6,025,960
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	700	771
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	125	131
					902
Ohio (0.1%)
[8]	Freddie Mac Pool	4.250%	9/1/2041	5,475	5,582
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	12,416	12,705
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	6,964	7,438
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	10,704	11,888
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	10,000	7,393
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,029	4,123
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	7,973	8,103
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,092	1,058
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	3,103	2,798
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	530
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	970	1,035
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	610	637
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	155	163
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,390	4,258
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,380	2,309
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,230	1,108
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,773	2,331
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,264	981
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	559	559
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,500	2,504
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,541	1,544
					73,726
Total Tax-Exempt Municipal Bonds (Cost $6,039,013)					6,106,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	8,671	5,918
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,317	2,297
Total Taxable Municipal Bonds (Cost $7,321)				8,215
Total Investments (100.8%) (Cost $6,046,334)				6,114,385
Other Assets and Liabilities—Net (-0.8%)				(51,014)
Net Assets (100%)				6,063,371
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $412,206, representing 6.8% of net assets.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $2,097 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2026	426	49,729	504

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2026	(154)	(18,725)	(183)
				321

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
3/11/2026	JPMC	4,500	Buy	30-Year MMD AAA General Obligation Scale	4.340%	(149)	—	(149)
3/17/2026	JPMC	6,000	Buy	30-Year MMD AAA General Obligation Scale	4.340%	(192)	—	(192)
3/17/2026	MSBNA	500	Buy	30-Year MMD AAA General Obligation Scale	4.260%	(8)	—	(8)
4/30/2026	MSBNA	8,000	Buy	15-Year MMD AAA General Obligation Scale	4.050%	857	857	—
5/6/2026	MSBNA	850	Buy	10-Year MMD AAA General Obligation Scale	3.640%	82	82	—
5/19/2026	MSBNA	1,368	Buy	15-Year MMD AAA General Obligation Scale	4.060%	144	144	—
8/13/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.760%	456	456	—
8/18/2026	RBC	1,170	Buy	30-Year MMD AAA General Obligation Scale	4.770%	108	108	—
8/20/2026	RBC	3,070	Buy	5-Year MMD AAA General Obligation Scale	2.790%	57	57	—
8/20/2026	MSBNA	1,720	Buy	5-Year MMD AAA General Obligation Scale	2.840%	36	36	—
10/30/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.040%	26	26	—
11/2/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.060%	36	36	—
						1,453	1,802	(349)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,793 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	6,106,170	—	6,106,170
Taxable Municipal Bonds	—	8,215	—	8,215
Total	—	6,114,385	—	6,114,385
Derivative Financial Instruments
Assets
Futures Contracts[1]	504	—	—	504
Swap Contracts	—	1,802	—	1,802
Total	504	1,802	—	2,306
Liabilities
Futures Contracts[1]	(183)	—	—	(183)
Swap Contracts	—	(349)	—	(349)
Total	(183)	(349)	—	(532)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.